REDEEMABLE NONCONTROLLING INTEREST - Changes (Details) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
Changes in the redeemable noncontrolling interests
Balance at the beginning of period		₽ 3,167	$ 42.6	₽ 14,246
Change in redemption value		(498)	(6.7)	569
Additional contribution		121	1.6	490
Purchase of redeemable noncontrolling interests		(1,921)	(25.8)	(9,793)
Acquisition of redeemable noncontrolling interests	₽ 493			493
Exchange noncontrolling interests				(2,889)
Other				(2,889)
Foreign currency translation adjustment				51
Balance at the end of period		₽ 869	$ 11.7	₽ 3,167